Concentrations (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Concentrations Details
Company's two largest customers percent accounted of sales number one	28.00%	25.00%	6.00%	75.00%	50.00%	27.00%
Company's two largest customers percent accounted of sales number two	12.00%	14.00%	6.00%	1.00%	7.00%	26.00%